SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE (Details)	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years